GOING CONCERN AND LIQUIDITY	6 Months Ended
Jun. 30, 2012
Accounting Policies [Abstract]
GOING CONCERN AND LIQUIDITY
NOTE 2 - GOING CONCERN AND LIQUIDITY

At June 30, 2012, the Company had negative working capital of $527,606. The Company incurred net losses of $1,423,858 and $1,804,451 for the six months ended June 30, 2012 and for the year ended December 31, 2011, respectively. These factors raise substantial doubt about the Company’s ability to continue as a going concern. The continued existence of the Company is dependent upon its ability to execute its business plan and attain profitable operations.